Related parties (Details 2) (CHF) In Millions, unless otherwise specified			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 Credit Suisse Group Finance (Guernsey) Limited	Dec. 31, 2012 Other unconsolidated SPEs	Dec. 31, 2011 Other unconsolidated SPEs	Dec. 31, 2012 Bank	Dec. 31, 2011 Bank
Activity in loans to related parties
Liabilities due to Group's own pension funds	3,232	2,790		78	26	2,804	2,263
Amount invested by Swiss pension fund into Mandatory Convertible Securities			350
Coupon rate of Mandatory Convertible Securities (as a percent)		2.00%
Shares issuable on conversion of Mandatory Convertible Securities (in shares)		16.5